Total revenue and Income (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue And Income [abstract]
Gross revenue from transaction activities and other services		R$ 2,638,103	R$ 1,391,381	R$ 543,818
Gross revenue from sales		513,795	655,153	371,517
Gross financial income	[1]	1,464,877	858,410	411,413
Other financial income	[2]	278,445	8,576	5,337
Total gross revenue and income		4,895,220	2,913,520	1,332,085
Deductions from gross revenue from transactions activities and other services	[3]	(371,000)	(167,120)	(63,793)
Deductions from gross revenue from sales	[4]	(139,183)	(183,229)	(110,923)
Deductions from gross financial income	[5]	(50,345)	(39,786)	(18,984)
Total deductions from gross revenue and income		(560,528)	(390,135)	(193,700)
Total revenue and income		R$ 4,334,692	R$ 2,523,385	R$ 1,138,385

[1]	Includes (a) interest income from early payment of notes payable to third parties and (b) interest on note receivables due in installments.
[2]	The increase in the period refers to foreign exchange gain on the currency conversion of the IPO and follow-on offering proceeds for the year ended December 31, 2018 in the amount of R$ 131,212 and financial income on financial investments classified as cash and cash equivalents for the year ended on December 31, 2018 in the amount of R$ 138,027 (December 31, 2017 -R$ 6,722)
[3]	Deductions consist of sales taxes.
[4]	Deductions are composed of sales taxes and returns
[5]	Deductions consist of taxes on financial income.